Operating loss is stated after charging (Crediting) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating loss is stated after charging (crediting) [Abstract]
Loss on disposal of property, plant and equipment	£ 180,000	£ 1,064,000	£ 3,000
Profit on derecognition of leases	0	(3,700,000)	0
Remeasurement of leases	(15,000)	(227,000)	0
Loss on write-offs of intangible fixed assets	0	0	306,000
Depreciation of property, plant and equipment (Note 11)	5,511,000	6,446,000	6,549,000
Depreciation of right-of-use assets (Note 12)	1,501,000	2,530,000	2,454,000
Amortization of intangible assets	0	0	210,000
Short-term lease expense	0	296,000	486,000
Operating lease income (see Note 5)	(108,000)	(460,000)	(185,000)
Foreign exchange (gains)/losses	(277,000)	477,000	189,000
Research and development expenditure credit	£ 358,000	£ 227,000	£ 396,000